Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Feb. 11, 2014 USD ($)	Oct. 08, 2013	Aug. 05, 2013 USD ($)	Jun. 26, 2013 USD ($)
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	$ 0	$ 123,541	$ 85,699
Purchase price obligation	(20,649)	(22,360)
Payments For Construction In Process	26,713	45,337	31,398
Repayments of obligations under capital leases	1,501	1,399	1,353
Construction In Progress Gross	$ 73,949	45,365
San San H
Property Plant And Equipment [Line Items]
Purchase price obligation				$ 5,150
Expiration date of the capital lease agreement	April 2020
Ferni H
Property Plant And Equipment [Line Items]
Purchase price obligation				$ 5,325
Expiration date of the capital lease agreement	January 2020
Ferni H and San San H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases	$ 1,501	1,399	1,353
Three push boats
Property Plant And Equipment [Line Items]
Total purchase price								$ 20,250
Cash consideration for purchase of property, plant and equipment		$ 3,710
Payments For Construction In Process			19,766
Date of delivery		Q1 2014
36 Dry Barges
Property Plant And Equipment [Line Items]
Total purchase price							$ 19,080
Payments For Construction In Process			$ 11,632
Date of delivery		Q2 2014
Additional 36 Dry Barges
Property Plant And Equipment [Line Items]
Date of delivery	Q3 2014
Number of vessels under construction						36
All Newbuilding Dry Barges
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment	$ 800	$ 52,672
Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price					$ 7,552
Payments For Construction In Process	$ 14,770	6,920
Date of expected delivery	Q2 2016
Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments For Construction In Process	$ 29,484	16,305
Second-hand Bunker Vessel
Property Plant And Equipment [Line Items]
Cash consideration for purchase of property, plant and equipment		$ 5,504
Date of delivery		September 2014